Columbia Total Return Municipal Income Fund
First Quarter Report
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 2.5%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.900%	9,780,000	9,780,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.900%	7,500,000	7,500,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.900%	4,710,000	4,710,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	3.900%	3,000,000	3,000,000
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	3.900%	4,000,000	4,000,000
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	3.900%	3,000,000	3,000,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	3.900%	9,800,000	9,800,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.900%	2,175,000	2,175,000
Total			43,965,000
Total Floating Rate Notes (Cost $43,965,000)			43,965,000

Municipal Bonds 95.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.1%
Baldwin County Industrial Development Authority(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2025 (Mandatory Put 06/01/32)
06/01/2055	5.000%	2,500,000	2,573,404
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,396,274
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	7,000,000	7,293,847
Series 2025E (Mandatory Put 05/01/35)
12/01/2055	5.000%	2,500,000	2,707,315
Series 2024A (Mandatory Put 09/01/32)
05/01/2055	5.250%	6,500,000	7,133,305
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	10,000,000	10,843,450
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2049	5.250%	7,500,000	7,817,788
Homewood Educational Building Authority
Revenue Bonds
Recreation Center Project at Samford University
Series 2024A
10/01/2054	5.500%	1,500,000	1,527,535
Student Housing & Parking Project
Series 2024
10/01/2056	5.000%	1,685,000	1,624,185
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	9,051,734
Total			53,968,837
Arizona 1.0%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2054	5.000%	1,250,000	1,262,923
Social Bonds - Macombs Facility Project
Series 2021A
07/01/2061	4.000%	2,500,000	2,009,733
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,300,000	1,024,965

Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	837,464
02/15/2048	5.000%	775,000	751,831
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2039	4.000%	2,410,000	2,262,679
07/01/2044	4.250%	1,700,000	1,516,168
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	7,860,098
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2059	5.000%	1,000,000	903,169
Total			18,429,030
California 3.8%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(d)
Revenue Bonds
Series 2024B (AGM)
07/01/2049	4.375%	2,250,000	2,158,775
07/01/2054	4.500%	2,700,000	2,622,367
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	7,000,000	7,467,885
Series 2025 (Mandatory Put 11/01/35)
01/01/2056	5.000%	1,500,000	1,646,472
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,480,000	3,827,906
Series 2025A (Mandatory Put 05/01/35)
01/01/2056	5.000%	550,000	589,688
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	5,700,000	6,153,735
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	9,953,400
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Infrastructure & Economic Development Bank(c),(d)
Refunding Revenue Bonds
Subordinated Series 2025 (Mandatory Put 01/01/35)
01/01/2065	9.500%	920,000	736,000
California Municipal Finance Authority(c),(d),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.000%	1,500,000	1,545,531
05/15/2055	5.500%	2,225,000	2,393,613
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	2,977,489
San Diego County Regional Airport Authority(d)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,379,735
07/01/2058	5.250%	10,000,000	10,472,378
Series 2025
07/01/2042	5.250%	1,185,000	1,297,038
San Francisco City & County Airport Commission(d)
Revenue Bonds
Second Series 2025A
05/01/2055	5.500%	3,015,000	3,242,779
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	1,445,000	1,670,564
State of California
Unlimited General Obligation Bonds
Series 2022
09/01/2052	5.000%	3,000,000	3,156,480
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,011
Total			66,334,446
Colorado 3.2%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018A
12/01/2043	4.000%	11,000,000	10,235,255
Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2022A
11/15/2053	5.500%	2,400,000	2,532,461
Colorado Bridge & Tunnel Enterprise
Revenue Bonds
Series 2025A (ACA)
12/01/2054	5.250%	2,500,000	2,659,726
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	8,011,862
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	2,500,000	2,307,803
09/15/2053	5.000%	10,000,000	9,026,035
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	2,000,000	1,744,718
Series 2019A (BAM)
08/01/2049	4.000%	6,640,000	5,946,870
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2052	5.250%	4,000,000	4,128,871
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	11,000,000	9,710,189
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	800,000	812,505
Total			57,116,295
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,199,662
State of Connecticut
Unlimited General Obligation Bonds
Series 2025A
03/15/2045	5.000%	1,000,000	1,077,737
Total			2,277,399
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware 0.2%
Delaware State Housing Authority
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,125,000	1,145,534
07/01/2049	4.650%	985,000	985,324
07/01/2054	4.750%	790,000	793,479
Total			2,924,337
District of Columbia 1.9%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,106,020
District of Columbia Income Tax
Revenue Bonds
Series 2023A
05/01/2048	5.250%	5,000,000	5,335,782
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Series 2023A
10/01/2048	5.250%	3,000,000	3,133,317
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2024A
10/01/2049	5.250%	4,375,000	4,585,491
Series 2025A
10/01/2050	5.000%	850,000	876,581
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	7,081,569
Washington Metropolitan Area Transit Authority
Revenue Bonds
Subordinated Series 2024
07/15/2056	4.375%	11,580,000	11,420,226
Total			33,538,986
Florida 2.3%
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	4,625,000	4,105,852
Capital Trust Agency, Inc.(c),(e)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	451,200
12/01/2050	0.000%	1,000,000	120,000

Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Authority(c)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2053	6.250%	4,000,000	4,071,316
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,445,081
County of Lee Airport(d)
Revenue Bonds
Series 2024
10/01/2049	5.250%	2,000,000	2,077,884
County of Osceola Transportation(f)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,325,000	369,104
Series 2020A-2
10/01/2040	0.000%	4,650,000	2,324,036
10/01/2041	0.000%	2,500,000	1,167,785
Series 2020A-2 (AGM)
10/01/2050	0.000%	2,500,000	654,796
10/01/2051	0.000%	4,000,000	992,642
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	1,395,000	1,298,103
Florida Local Government Finance Commission(c)
Revenue Bonds
Fleet Landing at Nocatee Project
Series 2025
11/15/2031	4.700%	1,300,000	1,311,890
Hillsborough County Industrial Developme
Refunding Revenue Bonds
BayCare Health System
Series 2024
11/15/2051	4.125%	7,250,000	6,777,398
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	1,470,000	1,530,600
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	7,772,204
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Village Community Development District No. 16(g)
Special Assessment Bonds
Series 2025
05/01/2045	4.875%	1,500,000	1,498,230
05/01/2056	5.125%	1,750,000	1,748,496
Total			40,716,617
Georgia 3.1%
City of Atlanta Department of Aviation(d)
Revenue Bonds
Sustainable Bonds
Series 2025B-1
07/01/2050	5.250%	4,985,000	5,242,029
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	5,000,000	5,251,860
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	18,300,000	19,400,668
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,814,154
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	5,760,000	6,308,505
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	5,300,000	5,428,378
Series 2022 (AGM)
07/01/2052	5.000%	5,300,000	5,378,824
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,890,150
Total			54,714,568
Idaho 1.1%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,626,534
Series 2021
03/01/2051	4.000%	2,000,000	1,767,646
Revenue Bonds
Taxable - Terraces of Boise Project
Series 2021
10/01/2039	4.250%	9,135,000	8,689,937
Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	3,500,000	3,041,408
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,670,000	2,648,652
Total			19,774,177
Illinois 7.4%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	11,181,233
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	4,536,903
Chicago Board of Education(g)
Unlimited General Obligation Refunding Bonds
Series 2025B
12/01/2044	6.000%	1,000,000	1,035,179
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2053	5.000%	7,740,000	7,754,462
Revenue Bonds
Senior Lien
Series 2022
01/01/2055	5.000%	11,250,000	11,318,671
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,400,053
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	9,445,329
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	515,000	447,517
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2040	0.000%	3,050,000	1,604,213
12/15/2041	0.000%	2,200,000	1,092,349
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	5,400,000	4,766,240
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	15,567,624
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	6,272,890
State of Illinois
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	1,470,000	1,486,532
Rebuild Illinois Program
Series 2019 (BAM)
11/01/2042	4.000%	9,925,000	9,478,669
Series 2016
11/01/2030	5.000%	5,975,000	6,102,369
Series 2020
05/01/2039	5.500%	2,705,000	2,896,761
Series 2022A
03/01/2047	5.500%	19,000,000	19,980,497
Series 2023B
05/01/2047	5.500%	1,750,000	1,841,683
05/01/2048	4.500%	600,000	574,603
Series 2024C
10/01/2048	4.000%	5,000,000	4,431,915
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,304,618
Total			130,520,310
Indiana 0.3%
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	110,000	83,734
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2054	4.750%	5,000,000	5,029,866
Total			5,113,600

Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 1.5%
Iowa Finance Authority
Prerefunded 12/01/32 Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,755,061
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	6,890,000	5,767,421
05/15/2053	4.000%	7,790,000	6,153,474
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	8,816,424
Total			26,492,380
Kentucky 0.7%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	2,600,000	2,600,740
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	9,372,237
Total			11,972,977
Louisiana 0.7%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	25,163
05/15/2041	4.000%	25,000	25,163
05/15/2047	5.000%	15,000	15,176
Louisiana Public Facilities Authority(d)
Revenue Bonds
I-10 Calcasieu River Bridge Project
Series 2024
09/01/2059	5.500%	6,000,000	6,116,350
I-10 Calcasieu River Bridge Public-Private Partnership Project
Series 2024
09/01/2066	5.000%	6,000,000	5,756,181
Total			11,938,033
Maryland 0.7%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	2,869,830
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	3,698,165
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	824,082
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,021,397
Total			12,413,474
Massachusetts 1.4%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2030	5.500%	2,500,000	2,781,806
Unlimited General Obligation Bonds
Series 2024E
08/01/2054	5.000%	2,535,000	2,657,012
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2008B
07/01/2027	5.250%	710,000	741,615
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,129,436
Massachusetts Development Finance Agency(e)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	3,825,474	38
Massachusetts Development Finance Agency
Revenue Bonds
Tufts University Student Housing Project
Series 2025
06/01/2050	5.500%	750,000	809,309
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,338,165
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,064,341
Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2024A-1
12/01/2049	4.700%	800,000	810,384
12/01/2054	4.800%	1,800,000	1,823,017
12/01/2059	4.900%	1,600,000	1,618,442
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	9,107,068
Total			24,880,633
Michigan 3.0%
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	8,669,229
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	3,940,558
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	4,723,886
Series 2024A
12/01/2044	4.500%	1,500,000	1,513,554
12/01/2049	4.650%	1,350,000	1,350,649
12/01/2053	4.700%	1,900,000	1,903,021
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,112,556
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
06/30/2048	5.000%	3,000,000	2,949,710
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	10,000,000	10,711,122
State of Michigan Trunk Line
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.500%	10,000,000	10,880,104
Total			52,754,389
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 0.6%
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	4,293,870
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	981,946
St. Cloud Housing & Redevelopment Authority(h)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	7,095,000	5,508,908
Total			10,784,724
Missouri 1.2%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	2,872,411
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,207,108
05/15/2042	5.250%	2,290,000	2,182,880
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan
Series 2024 (GNMA)
11/01/2049	4.600%	950,000	941,947
11/01/2054	4.700%	550,000	550,232
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,280,000	1,029,064
Series 2024
11/01/2054	4.700%	2,500,000	2,475,287
Series 2025
11/01/2055	5.000%	1,000,000	1,008,507
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	4,935,406

Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,310,000	2,310,724
Total			20,513,566
Nebraska 2.2%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,695,333
Central Plains Energy Project(b)
Revenue Bonds
Subordinated Series 2025A-1 (Mandatory Put 08/01/31)
08/01/2055	5.000%	6,000,000	6,480,519
Douglas County Hospital Authority No. 3
Prerefunded 11/01/25 Revenue Bonds
Health Facilities
Series 2015
11/01/2045	5.000%	3,420,000	3,420,000
Refunding Revenue Bonds
Health Facilities
Series 2015
11/01/2045	5.000%	4,080,000	4,081,376
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2049	4.000%	20,595,000	18,598,449
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2042	3.050%	260,000	223,209
Total			38,498,886
Nevada 0.4%
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,025,347
12/15/2045	5.125%	1,260,000	1,202,909
Series 2018A
12/15/2038	5.000%	835,000	834,962
12/15/2048	5.000%	3,500,000	3,225,330
Total			6,288,548
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 0.4%
New Hampshire Business Finance Authority(b),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019A-3 (Mandatory Put 07/01/26)
07/01/2033	4.000%	2,955,000	2,956,872
New Hampshire Business Finance Authority(c)
Revenue Bonds
Grand Pines Project
Series 2025
06/01/2039	5.625%	1,500,000	1,512,814
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	318,150	324,552
New Hampshire Business Finance Authority(c),(f)
Revenue Bonds
The Wildflower Project
Series 2025
12/15/2033	0.000%	3,000,000	1,862,673
Total			6,656,911
New Jersey 4.9%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,231,600
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Prerefunded 06/15/27 Revenue Bonds
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,297,681
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,246,967
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,767,182
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	16,735,482
Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority(c),(d)
Revenue Bonds
Repauno Port & Rail Terminal Project
Series 2025
01/01/2035	6.375%	1,500,000	1,558,008
01/01/2045	6.625%	1,500,000	1,559,174
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2025-1B
12/01/2035	5.000%	7,500,000	8,058,711
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	4,245,000	3,262,896
Revenue Bonds
Series 2025M
04/01/2056	6.500%	2,250,000	2,530,340
New Jersey Transportation Trust Fund Authority
Prerefunded 12/15/32 Revenue Bonds
Transportation Program
Series 2022
06/15/2048	5.000%	3,750,000	4,361,356
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	6,367,007
Revenue Bonds
Transportation Program
Series 2025AA
06/15/2050	5.000%	2,500,000	2,609,880
06/15/2050	5.250%	2,750,000	2,939,466
Unrefunded Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	2,270,000	2,318,784
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,209,849
Series 2024C
01/01/2045	5.000%	3,250,000	3,468,746
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,038,885
01/01/2052	5.250%	6,250,000	6,619,977
Series 2024B
01/01/2054	5.250%	5,000,000	5,327,704
Series 2025A
01/01/2045	5.000%	2,500,000	2,693,321
Total			86,203,031
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico 0.3%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	1,530,000	1,473,852
07/01/2039	3.350%	1,285,000	1,188,869
07/01/2044	3.600%	2,675,000	2,408,296
Total			5,071,017
New York 9.9%
Build Resource Corp.(d)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2050	5.500%	1,750,000	1,828,094
07/01/2055	5.500%	1,250,000	1,298,911
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,347,077
Series 2024C
03/01/2053	5.250%	5,250,000	5,553,083
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,634,740
Subordinated Series 2023E-1
04/01/2050	4.000%	5,100,000	4,708,052
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,846,585
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	4,997,762
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	6,440,000	5,415,383
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2025
Series 2024AA
06/15/2051	5.000%	9,270,000	9,738,922
Second General Resolution
Series 2025BB
06/15/2055	5.250%	2,250,000	2,409,131

Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021
06/15/2051	4.000%	11,560,000	10,812,085
Subordinated Series 2024AA
06/15/2054	4.000%	1,750,000	1,615,642
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2025
Subordinated Series 2024D
05/01/2052	5.500%	500,000	540,794
Future Tax Secured
Subordinated Series 2020
05/01/2040	4.000%	5,000,000	5,018,166
Subordinated Series 2022A-1
08/01/2048	4.000%	2,400,000	2,250,697
Subordinated Series 2024C-S
05/01/2051	4.000%	2,400,000	2,223,614
Subordinated Series 2025H
11/01/2050	5.000%	1,500,000	1,567,814
11/01/2052	4.500%	3,500,000	3,507,465
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	4.000%	4,655,000	4,350,397
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,627,608
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2024A
07/01/2054	5.500%	3,000,000	3,280,830
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,124,028
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	4,000,000	3,581,222
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	5,000,000	4,603,600
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
JFK Airport Terminal 6 Redevelopment Project
Series 2024
12/31/2054	5.500%	6,250,000	6,433,477
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	8,000,000	8,368,587
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,375,792
Series 2024
06/30/2060	5.500%	12,475,000	12,736,609
Series 2025
06/30/2050	6.000%	1,500,000	1,608,252
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	3,937,664
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	1,430,000	1,353,011
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	4,355,000	3,981,910
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2023-238
07/15/2039	5.000%	3,000,000	3,224,297
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Series 2025-248
01/15/2055	5.000%	1,000,000	1,048,642
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	10,771,494
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2051	4.000%	9,000,000	8,326,921
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2052	5.500%	3,000,000	3,213,157
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,407,489
09/15/2047	5.250%	3,025,000	2,815,536
09/15/2053	5.250%	6,240,000	5,655,512
Total			174,140,052
Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 1.4%
North Carolina Department of Transportation(d)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	10,000,000	9,916,811
North Carolina Housing Finance Agency
Revenue Bonds
Series 2024-54A (GNMA)
01/01/2055	4.800%	3,500,000	3,543,177
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,664,703
07/01/2044	5.000%	1,160,000	1,128,552
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	822,434
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	363,648
07/01/2034	0.000%	1,135,000	756,554
Series 2020
01/01/2047	0.000%	7,375,000	2,727,487
Triangle Expressway System
Series 2019
01/01/2045	0.000%	3,500,000	1,437,807
01/01/2046	0.000%	3,690,000	1,437,417
Total			23,798,590
North Dakota 0.7%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	1,350,000	1,139,558
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	700,000	686,149
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	1,845,000	1,846,832
Series 2024C
07/01/2049	4.750%	5,750,000	5,826,833
07/01/2051	4.800%	2,510,000	2,539,284
Total			12,038,656
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 3.0%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	14,290,000	11,975,580
Columbus Regional Airport Authority(d)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2050	5.500%	15,000,000	15,937,914
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	325,000	271,923
12/01/2049	5.125%	1,895,000	1,435,786
Ohio Housing Finance Agency
Revenue Bonds
Series 2024A (GNMA)
09/01/2049	4.550%	4,900,000	4,910,981
09/01/2054	4.650%	4,910,000	4,900,710
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	1,535,000	1,546,047
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	7,835,000	7,830,750
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	4,689,418
Total			53,499,109
Oklahoma 0.5%
Oklahoma Turnpike Authority
Revenue Bonds
Series 2025A
01/01/2054	5.500%	2,500,000	2,721,355
Series 2025A (ACA)
01/01/2055	4.250%	3,250,000	3,170,948
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,720,000	2,719,486
Total			8,611,789

Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 2.1%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2050	5.250%	1,000,000	968,496
Port of Portland Airport(d)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	6,790,000	7,228,115
07/01/2053	5.500%	6,860,000	7,252,973
Sustainable Bonds
Series 2024
07/01/2049	5.250%	11,850,000	12,464,228
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,820,000	2,740,472
Washington & Multnomah Counties School District No. 48J Beaverton(f)
Unlimited General Obligation Bonds
Series 2022A
06/15/2048	0.000%	20,000,000	6,781,160
Total			37,435,444
Pennsylvania 6.7%
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	655,000	707,011
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,180,047
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	1,990,408
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	12,000,000	10,538,960
Pennsylvania Economic Development Finance Authority
Refunding Revenue Bonds
Series 2017A (BAM)
11/15/2042	4.000%	24,000,000	22,906,932
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(c),(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	1,125,000
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	13,820,000	13,878,897
06/30/2042	5.000%	8,000,000	8,019,619
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,114,645
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	3,000,000	3,172,538
Series 2022 (AGM)
12/31/2057	5.000%	5,000,000	5,074,221
Pennsylvania Higher Education Assistance Agency(d)
Revenue Bonds
Series 2025-1A
06/01/2034	5.000%	1,000,000	1,068,264
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-119
10/01/2036	3.500%	6,000,000	5,970,455
Series 2016-121
10/01/2036	3.100%	10,490,000	9,955,176
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	1,730,000	1,588,251
10/01/2045	3.350%	6,000,000	5,047,648
Series 2024-145A
10/01/2051	4.800%	10,000,000	10,097,911
Series 2024-146A
04/01/2053	4.750%	10,000,000	10,040,456
Series 2025-149A
10/01/2055	6.500%	2,000,000	2,292,345
Philadelphia Gas Works Co.
Revenue Bonds
1998 General Ordinance
Series 2024 (AGM)
08/01/2054	5.250%	3,000,000	3,163,475
Total			118,932,259
Puerto Rico 3.0%
Commonwealth of Puerto Rico(i),(j)
Revenue Notes
Series 2022
11/01/2051	0.000%	3,163,035	2,135,048
Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022
11/01/2043	0.000%	2,451,330	1,565,787
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(j)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	8,210,000	8,053,494
Series 2022A
07/01/2047	4.000%	500,000	426,222
Puerto Rico Electric Power Authority(e),(j)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	7,000,000	4,620,000
Series 2012A
07/01/2042	0.000%	1,360,000	897,600
Puerto Rico Public Finance Corp.(j)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	470,061
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	2,523,831
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,096,810
Puerto Rico Sales Tax Financing Corp.(f),(j)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	44,200,000	15,383,037
07/01/2051	0.000%	18,000,000	4,446,524
Puerto Rico Sales Tax Financing Corp.(j)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	7,500,000	7,284,305
Series 2019A-1
07/01/2053	4.750%	4,000,000	3,782,008
Total			52,684,727
South Carolina 1.7%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,175,241
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Novant Health Obligated Group
Series 2024
11/01/2049	5.500%	5,000,000	5,341,975
11/01/2054	5.500%	2,500,000	2,661,280
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority(g)
Revenue Bonds
Rolling Green Village Project
Series 2025
12/01/2045	5.500%	375,000	372,750
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022A (BAM)
12/01/2052	4.000%	18,000,000	16,662,814
Series 2025A
12/01/2055	5.000%	1,625,000	1,674,115
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	865,000	800,574
07/01/2040	3.000%	870,000	772,547
Total			30,461,296
South Dakota 0.3%
South Dakota Housing Development Authority
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,524,643
05/01/2049	4.625%	3,410,000	3,404,441
Total			5,929,084
Tennessee 2.2%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health
Series 2018
07/01/2040	4.000%	7,200,000	7,149,329
Shelby County Health & Educational Facility Board(c)
Revenue Bonds
Madrone Memphis Student Housing I LLC-University of Memphis Project
Series 2024
06/01/2044	5.000%	3,515,000	3,426,633
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2054	5.750%	6,750,000	4,339,905
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	9,805,000	10,160,460

Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	690,000	672,455
07/01/2042	3.600%	460,000	445,958
Issue 3
Series 2018
01/01/2049	3.950%	4,855,000	4,451,995
Series 2024-1A
07/01/2044	4.500%	1,025,000	1,036,615
07/01/2049	4.700%	1,650,000	1,665,496
07/01/2054	4.800%	685,000	697,423
Series 2024-2A (GNMA)
07/01/2049	4.600%	1,050,000	1,041,868
07/01/2054	4.650%	1,000,000	993,158
Social Bond
Series 2022-2
01/01/2048	4.350%	3,500,000	3,431,129
Total			39,512,424
Texas 12.4%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2024
02/15/2054	4.000%	7,000,000	6,298,078
Riverwalk Education Foundation
Series 2025
08/15/2060	4.500%	2,750,000	2,703,916
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,988,761
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	4,400,000	4,263,033
Bastrop Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	5.000%	11,890,000	12,314,780
City of Houston
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	1,700,000	1,832,442
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2053	5.250%	5,000,000	5,209,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2049	4.000%	1,625,000	1,505,211
08/15/2054	4.000%	2,000,000	1,825,939
County of Harris Toll Road
Revenue Bonds
Series 2024A
08/15/2049	4.000%	6,675,000	6,270,938
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,623,630
02/01/2053	5.250%	2,500,000	2,654,409
Series 2024
02/01/2054	4.250%	5,000,000	4,832,473
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	7,265,000	6,904,158
Series 2024B
02/15/2049	4.000%	5,000,000	4,734,213
Dallas Fort Worth International Airport
Revenue Bonds
Series 2024
11/01/2049	4.000%	5,600,000	5,262,755
Denton Independent School District
Unlimited General Obligation Bonds
Series 2023
08/15/2053	5.000%	5,000,000	5,197,301
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024A
08/15/2049	4.000%	2,735,000	2,575,285
08/15/2054	4.250%	1,500,000	1,450,381
Series 2025A
08/15/2055	5.250%	5,000,000	5,346,137
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	3,784,919
Hays Consolidated Independent School District
Unlimited General Obligation Bonds
Seires 2023
02/15/2048	5.000%	4,085,000	4,240,730
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	9,250,000	8,676,715
Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2025
02/15/2052	4.000%	2,750,000	2,575,491
Hutto Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2053	5.000%	2,500,000	2,613,329
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	3,300,000	3,100,374
Midland Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2054	4.000%	5,365,000	5,003,086
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	1,550,000	1,612,452
New Braunfels Independent School District
Unlimited General Obligation Bonds
Series 2024
02/01/2052	4.000%	2,750,000	2,547,556
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	1,000,000	967,602
Revenue Bonds
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,170,585
New Hope Cultural Education Facilities Finance Corp.(e),(k)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	0.000%	9,000,000	8,845,939
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	1,597,312	1,067,789
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	0.000%	1,000,000	780,000
07/01/2051	0.000%	6,745,000	5,261,100
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	3,335,000	2,601,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northside Independent School District
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,378,823
08/15/2054	4.125%	3,500,000	3,340,977
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	390,000
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,432,112
Series 2024
02/15/2054	4.250%	4,000,000	3,865,617
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	5.250%	5,500,000	5,851,697
Tarrant County College District
Limited General Obligation Bonds
Series 2022
08/15/2042	4.000%	15,600,000	15,666,345
Tarrant County Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	2,765,000
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	400,000	387,210
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	6,865,583
Segment 3C Project
Series 2019
06/30/2058	5.000%	16,445,000	16,360,264
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,598,525

Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,751,038
02/15/2035	3.000%	1,750,000	1,739,632
02/15/2036	3.000%	1,435,000	1,412,896
Total			219,448,306
Utah 0.5%
City of Salt Lake City Airport(d)
Revenue Bonds
Series 2023A
07/01/2053	5.250%	2,250,000	2,323,854
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	2,750,000	2,839,678
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,240,000	2,058,810
Wakara Ridge Public Infrastructure District(c)
Special Assessment Bonds
Wakara Ridge Assessment Area
Series 2025
12/01/2054	5.625%	750,000	767,430
Total			7,989,772
Virginia 1.1%
Virginia Small Business Financing Authority(d)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	14,050,000	13,819,122
12/31/2056	5.000%	6,500,000	6,327,541
Total			20,146,663
Washington 1.2%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,871,211
King County Public Hospital District No. 4
Prerefunded 12/01/25 Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,303,036
12/01/2045	6.250%	2,500,000	2,506,318
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Seattle
Refunding Revenue Bonds
Intermediate Lien
Series 2024
07/01/2049	5.250%	7,500,000	7,898,812
Washington State Housing Finance Commission
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	496,989
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,445,000	1,555,161
07/01/2059	6.250%	1,430,000	1,543,909
07/01/2063	6.375%	650,000	704,272
Revenue Bonds
Blakeley and Laurel Villages Portfolio
Series 2025 (BAM)
07/01/2045	5.000%	2,500,000	2,545,395
Total			21,425,103
West Virginia 0.3%
West Virginia Economic Development Authority(b),(d)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	800,000	812,771
West Virginia Economic Development Authority(b),(c),(d)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	750,000	804,679
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	4,500,000	4,525,750
Total			6,143,200
Wisconsin 2.7%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	4,065,044
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	4,073,110
Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023A
07/01/2062	5.750%	9,475,666	9,935,651
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	822,014
05/15/2047	5.250%	1,105,000	1,071,563
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	500,000	474,114
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	10,000,000	9,149,788
Wisconsin Center District(f)
Revenue Bonds
Senior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	18,625,000	3,495,462
Wisconsin Health & Educational Facilities Authority
Prerefunded 05/15/2026 Revenue Bonds
Series 2016
11/15/2046	4.000%	15,000	15,105
Refunding Revenue Bonds
Series 2016
11/15/2046	4.000%	1,820,000	1,686,307
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	1,942,579
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	1,933,297
07/01/2053	4.125%	5,000,000	4,047,066
Marshfield Clinic Health System
Series 2024 (BAM)
02/15/2054	5.500%	3,245,000	3,429,494
Wisconsin Housing & Economic Development Authority Home Ownership
Revenue Bonds
Series 2025A
09/01/2055	6.250%	1,770,000	1,971,564
Total			48,112,158
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wyoming 0.4%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	7,127,994
Total Municipal Bonds (Cost $1,721,258,693)			1,687,333,797

Municipal Short Term 0.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
Illinois 0.1%
Illinois Finance Authority(b),(c)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.530%	2,100,000	2,169,989
Tennessee 0.1%
Lewisburg Industrial Development Board(b),(d)
Refunding Revenue Bonds
Waste Management
Series 2019 (Mandatory Put 11/03/25)
07/02/2035	3.850%	1,250,000	1,249,932
Texas 0.1%
Mission Economic Development Corp.(b)
Revenue Bonds
Republic Services, Inc. Project
Series 2020A (Mandatory Put 11/03/25)
05/01/2050	3.850%	1,560,000	1,559,992
Total Municipal Short Term (Cost $4,910,000)			4,979,913

Money Market Funds 0.7%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.015%(l)	11,676,233	11,677,401
Total Money Market Funds (Cost $11,676,233)		11,677,401
Total Investments in Securities (Cost $1,781,809,926)		1,747,956,111
Other Assets & Liabilities, Net		16,751,799
Net Assets		$1,764,707,910

Columbia Total Return Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Municipal Income Fund, October 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2025.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $84,724,996, which represents 4.80% of total net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security in default.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2025.

(i)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(j)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2025, the total value of these securities amounted to $52,684,727, which represents 2.99% of total net assets.

(k)	Partial payment received at last interest date.
(l)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Total Return Municipal Income Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT233_07_R01_(12/25)